35. Management remuneration (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Management Remuneration Details Abstract
Salaries and other short-term benefits	R$ 28,020	R$ 21,757
Share-based payments	7,883	6,791
Total compensation	R$ 35,904	R$ 28,548